Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19 — RELATED PARTY TRANSACTIONS

Accounts receivable — related parties, net consisted of the following:

	As of March 31,
	2026	2025
Matter Design Limited [1]	$—	$188,563
EPED Limited [2]	1,161	—
AIMO (HK) Limited [4]	1,628	—
Less: allowance for expected credit loss	(29)	(2,030)
	$2,760	$186,533

Contract assets — related parties, net consisted of the following:

	As of March 31,
	2026	2025
EPED Limited [2]	$7,294	$—
EPED Development Limited [3]	6,683	—
Less: allowance for expected credit loss	(134)	—
	$13,843	$—

Prepayment — a related party, net consisted of the following:

	As of March 31,
	2026	2025
AIMO (HK) Limited [4]	$12,755	$—

Accounts payable — a related party, net consisted of the following:

	As of March 31,
	2026	2025
AIMO (HK) Limited [4]	$19,133	$—

The amounts due to related parties are unsecured, interest free with no specific repayment terms.

In addition to the transactions and balances detailed elsewhere in these financial statements, the Company had the following transactions with related parties:

	For the years ended March 31,
	2026	2025	2024
Revenue from Matter Design Limited [1]	$—	$216,347	$301,208
Revenue from EPED Limited [2]	42,990	—	—
Revenue from EPED Development Limited [3]	6,714	—	—
Revenue from AIMO (HK) Limited [4]	3,002	—	—
Cost of revenue paid to AIMO (HK) Limited [4]	275,507	—	—
Cost of revenue paid to Space Plus Limited [5]	27,050	—	—
Interest income from EPED Limited [2]	11,547	6,103	—
Interest income from AIMO (HK) Limited [4]	3,286	—	—
Interest income from Space Plus Limited [5]	8,257	6,210	—
Consultancy fee paid to EPED Limited [2]	218,540	135,730	—
Consultancy fee paid to Space Plus Limited [5]	184,526	100,089	—
Research and Development cost paid to AIMO (HK) Limited[4]	20,503	—	—
Purchase of Property and equipment from AIMO (HK) Limited[4]	69,838	—	—
Short-term loan to EPED Limited [2]	576,643	410,625	—
Short-term loan to Space Plus Limited [5]	320,357	410,625	—
Repayment of short-term loan from EPED Limited [2]	576,643	410,625	—
Repayment of short-term loan from Space Plus Limited [5]	320,357	410,625	—
Repayment of short-term loan from AIMO (HK) Limited [4]	256,287	—	—

[1]	Matter Design Limited is controlled by Mr. Hoi Lung CHAN, the beneficial owner, chief executive officer and director of the Company.

[2]	EPED Limited is controlled by Mr. Hoi Lung CHAN.

[3]	EPED Development Limited is controlled by Mr. Hoi Lung CHAN’s spouse.

[4]	AIMO (HK) Limited is an entity which formed joint venture, Axonex Robotics Limited on October 30,2025 with Axonex Intelligence Limited, the Company’s subsidiary.

[5]	Space Plus Limited is controlled by Mr. Cheong Shing KU, the beneficial owner and director of the Company.